Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summarized financial information [line items]
Current assets	$ 18,281	$ 23,960
Non-current assets	213,822	222,166
Current liabilities	34,459	36,211
Non-current liabilities	125,740	129,695
Non-controllinginterests	7,418	7,635
Net assets	232,103	246,126
Revenue	54,619	56,444	$ 45,517
Profit (loss)	5,691	9,155	2,721
Other comprehensive income (loss)	(7,764)	1,040	(1,460)
Total comprehensive income	(2,073)	10,223	$ 1,309
AB InBev Efes [member]
Disclosure of summarized financial information [line items]
Current assets	275
Non-current assets	664
Current liabilities	556
Net assets	383
Revenue	1,081
Profit (loss)	4
Total comprehensive income	4
Castel [member]
Disclosure of summarized financial information [line items]
Current assets	4,193	4,894
Non-current assets	4,291	3,912
Current liabilities	1,643	1,724
Non-current liabilities	635	857
Non-controllinginterests	939	879
Net assets	5,267	5,346
Revenue	5,786	5,447
Profit (loss)	921	746
Other comprehensive income (loss)	(254)	(94)
Total comprehensive income	667	652
Efes [member]
Disclosure of summarized financial information [line items]
Current assets	2,888	2,415
Non-current assets	6,463	5,243
Current liabilities	2,233	1,106
Non-current liabilities	2,207	2,494
Non-controllinginterests	2,297	1,520
Net assets	2,614	2,538
Revenue	3,816	3,415
Profit (loss)	(43)	(7)
Other comprehensive income (loss)	1,536	553
Total comprehensive income	$ 1,493	$ 546